Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	94 Months Ended	96 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
PGIM BALANCED FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		7.50%	8.44%			7.97%
PGIM BALANCED FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		9.17%	8.29%			7.51%
PGIM BALANCED FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		10.59%	8.65%			7.88%
PGIM BALANCED FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		11.30%	9.40%			8.60%
PGIM BALANCED FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		11.49%	9.53%	7.95%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		6.79%	14.42%			9.91%
PGIM Jennison Focused Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		10.70%	14.49%			9.54%
PGIM Jennison Focused Value Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		12.53%	15.27%			10.14%
PGIM Jennison Focused Value Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		13.40%	16.12%			10.90%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		13.45%	16.13%			10.91%
PGIM Jennison Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		14.09%	11.51%			16.32%
PGIM Jennison Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		18.86%	12.00%			16.18%
PGIM JENNISON GROWTH FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		20.45%	12.52%			16.73%
PGIM JENNISON GROWTH FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		21.05%	13.11%			17.33%
PGIM JENNISON GROWTH FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		20.57%	12.65%	16.29%
PGIM JENNISON GROWTH FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		20.87%	12.92%	16.58%
PGIM JENNISON GROWTH FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		21.20%	13.24%		17.74%
Without Sales Load [Member] | PGIM BALANCED FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		11.11%	9.16%			8.33%
Without Sales Load [Member] | PGIM BALANCED FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		10.17%	8.29%			7.51%
Without Sales Load [Member] | PGIM JENNISON FOCUSED VALUE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		13.00%	15.72%			10.54%
Without Sales Load [Member] | PGIM Jennison Focused Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		11.70%	14.49%			9.54%
Without Sales Load [Member] | PGIM Jennison Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		20.73%	12.78%			16.98%
Without Sales Load [Member] | PGIM Jennison Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		19.86%	12.00%			16.18%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)	1.69%		1.84%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.60% [1]	16.47% [1]	14.44%	14.88%	15.30% [1]
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Blended Index
Average Annual Return, Percent	[2]	11.33%	8.76%	8.31%		8.99%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		9.44%	13.88%			10.72%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		25.53%	17.58%	18.51%	19.10%	18.83%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		25.53%	17.58%			18.83%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Custom Blended Index consists of the S&P 500 Index (44%), Bloomberg US Aggregate Bond Index (40%), Russell 2000 Index (4%), and MSCI ACWI ex USA Index (12%).